Vessels, subsidiaries and other property, plant and equipment, Vessels (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Reversal of impairment		$ 27,909	$ 0	$ 0
Vessels		1,185,576	1,283,710
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		2,052,878	1,933,258
Transferred to asset held for sale		(68,421)
Additions			94,743
Transferred from vessel upgrades		6,624	33,917
Disposals		(8,339)	(9,040)
Balance, end of period		1,982,741	2,052,878	1,933,258
Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		(769,168)	(671,260)
Charge for the period		(109,974)	(106,948)
Reversal of impairment		27,909
Transferred to asset held for sale		45,728
Disposals		8,339	9,040
Balance, end of period		(797,165)	(769,168)	(671,260)
Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		10	4,583
Additions		6,614	29,345
Transferred to vessels		(6,624)	(33,917)
Balance, end of period		0	10	4,583
Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		0
Additions		93,178
Balance, end of period		93,178	0
Vessels [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels		1,155,127	1,239,435
Vessels [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		1,929,513	1,834,769
Transferred to asset held for sale		(62,829)
Additions			94,743
Transferred from vessel upgrades		0	0
Disposals		0	0
Balance, end of period		1,866,683	1,929,513	1,834,769
Vessels [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		(690,077)	(602,390)
Charge for the period		(90,590)	(87,688)
Reversal of impairment		27,909
Transferred to asset held for sale		41,203
Disposals		0	0
Balance, end of period		(711,556)	(690,077)	(602,390)
Vessels [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		0	0
Additions		0	0
Transferred to vessels		0	0
Balance, end of period		0	0	0
Vessels [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		0
Additions		93,178
Balance, end of period		93,178	0
Drydock [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels		21,111	26,201
Drydock [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		48,736	46,617
Transferred to asset held for sale		(1,756)
Additions			0
Transferred from vessel upgrades		6,624	11,159
Disposals		(8,339)	(9,040)
Balance, end of period		45,264	48,736	46,617
Drydock [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		(22,535)	(20,792)
Charge for the period		(10,647)	(10,784)
Reversal of impairment		0
Transferred to asset held for sale		690
Disposals		8,339	9,040
Balance, end of period		(24,153)	(22,535)	(20,792)
Drydock [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		10	2,807
Additions		6,614	8,362
Transferred to vessels		(6,624)	(11,159)
Balance, end of period		0	10	2,807
Drydock [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period		0
Additions		0
Balance, end of period		0	0
EGCS [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Vessels	[1]	9,338	18,074
EGCS [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]	74,630	51,871
Transferred to asset held for sale	[1]	(3,836)
Additions	[1]		0
Transferred from vessel upgrades	[1]	0	22,758
Disposals	[1]	0	0
Balance, end of period	[1]	70,794	74,630	51,871
EGCS [Member] | Accumulated Depreciation and Impairment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]	(56,556)	(48,079)
Charge for the period	[1]	(8,736)	(8,477)
Reversal of impairment	[1]	0
Transferred to asset held for sale	[1]	3,836
Disposals	[1]	0	0
Balance, end of period	[1]	(61,456)	(56,556)	(48,079)
EGCS [Member] | Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]	0	1,776
Additions	[1]	0	20,983
Transferred to vessels	[1]	0	(22,758)
Balance, end of period	[1]	0	0	$ 1,776
EGCS [Member] | Vessels Under Construction [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	[1]	0
Additions	[1]	0
Balance, end of period	[1]	$ 0	$ 0

[1]	Exhaust Gas Cleaning Systems (“EGCS”).